Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) (USD $) In Thousands, except Share data	Total	General Partner	Limited Common Unitholders
Balance at Dec. 31, 2012	$ 618,694	$ 2,090	$ 616,604
Balance, Units at Dec. 31, 2012		1,226,721	60,109,163
Cash distribution paid (see note 14)	(59,872)	(2,096)	(57,776)
Proceeds from issuance of common units, net of offering costs (see note 8)	69,770		69,770
Proceeds from issuance of common units, net offering costs, Units (see note 8)			5,175,000
Proceeds from issuance of general partners units (see note 8)	1,494	1,494
Proceeds from issuance of general partners units, Units (see note 8)		105,613
Net income	35,757	1,614	34,143
Balance at Jun. 30, 2013	665,843	3,102	662,741
Balance, Units at Jun. 30, 2013		1,332,334	65,284,163
Balance at Dec. 31, 2013	706,507	4,029	702,478
Balance, Units at Dec. 31, 2013		1,449,681	71,034,163
Cash distribution paid (see note 14)	(68,047)	(2,383)	(65,664)
Proceeds from issuance of common units, net of offering costs (see note 8)	104,499		104,499
Proceeds from issuance of common units, net offering costs, Units (see note 8)			6,325,000
Proceeds from issuance of general partners units (see note 8)	2,233	2,233
Proceeds from issuance of general partners units, Units (see note 8)		129,082
Net income	48,346	2,033	46,313
Balance at Jun. 30, 2014	$ 793,538	$ 5,912	$ 787,626
Balance, Units at Jun. 30, 2014		1,578,763	77,359,163